Related party transactions	12 Months Ended
Dec. 31, 2019
Related party transactions
Related party transactions

16. Related party transactions

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2019:

Name of related parties	Relationship with the Group
Alibaba Group Holding Limited (“Alibaba Group”)	Parent company of Alibaba, one of the Group’s ordinary shareholders

Ahead (Shanghai) Trade Co., Ltd. (“Ahead”)	Subsidiary of Softbank, one of the Group’s ordinary shareholders

AJ (Hangzhou) Network Technology Company Limited (“AJ”)	Subsidiary of Alibaba, one of the Group’s ordinary shareholders

Shanghai Baozun-CJ E-commerce Co., Ltd. ("BCJ")	Equity method investee of the Group

Beijing Pengtai Baozun E-commerce Co., Ltd. ("Pengtai")	Equity method investee of the Group

Shanghai Misako E-commerce Limited ("Misako")	Equity method investee of the Group

Hangzhou Juxi Technoloty Co., Ltd. ("Juxi")	Equity method investee of the Group

(a)The Group entered into the following transactions with its related parties:

	For Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Marketing and platform service fees paid to Alibaba Group	351,482	518,299	655,614
Logistic service fees paid to Alibaba Group	13,052	79,182	92,887
Warehousing service revenue generated from Alibaba Group	5,105	23,698	21,539
Store operation service revenue generated from Ahead	117	10	4
Commission fee paid to Ahead	1,591	666	298
Store operation service revenue generated from AJ	—	—	29
Commission fee paid to AJ	—	—	245
Logistic service revenue from BCJ	—	3,157	2,700
Purchase of goods from Pengtai	—	13,994	—
IT service revenue generated from Pengtai	—	—	4,053
Store operation service revenue generated from Misako	—	68	1,239
Outsourcing labor cost paid to Juxi	—	—	7,326

(b)The Group had the following balances with its related parties:

	As of December 31,
	2018	2019
	RMB	RMB
Amounts due from Alibaba Group	19,571	17,218
Amounts due from Ahead	11,058	—
Amounts due from BCJ	1,573	—
Amounts due from Misako	68	1,273
Amounts due from Pengtai	—	832
Amounts due to Pengtai	13,994	—
Amounts due to AJ	—	887
Amounts due to Juxi	—	5,909

Amounts due from Alibaba Group consisted of receivables of RMB19,571 and RMB17,218 to be collected from Alibaba Group for deposits paid to Alibaba and warehousing services provided by the Group as of December 31, 2018 and 2019, respectively.

Amounts due from Ahead consisted of receivables from Ahead for amounts collected by Ahead on behalf of the Group. The Group entered into agency agreements with Ahead, under which Ahead is designated by the Group to collect payment for its service to certain brand partners. In connection with the agency agreements, amounts to be collected by Ahead on behalf of the Group as of December 31, 2018 and 2019 were RMB11,058 and RMB nil, respectively.

Amounts due from BCJ consisted of receivables of RMB1,573 to be collected from BCJ for daily operation payment on behalf of BCJ and logistic services provided by the Group as of December 31, 2018. Since October 2019, BCJ has been accounted for as a consolidated subsidiary of the Group (note 13).

Amounts due from Misako consisted of receivables of RMB68 and RMB1,273 to be collected from Misako for store operation services provided by the Group as of December 31, 2018 and 2019, respectively.

Amounts due from Pentai consisted of receivables of RMB832 for IT services provided by the Group as of December 31, 2019. Amounts due to Pentai consisted of payables of RMB13,994 for products purchased by the Group as of December 31, 2018.

Amounts due to AJ consisted of payables of RMB887 for commission fee which should be paid to Ahead and AJ by the Group as of December 31, 2019. Since August 2019, all transactions and balances with Ahead have been transferred to AJ according to the updated agreement.

Amounts due to Juxi consisted of payables of RMB5,909 for outsourcing labor cost provided to the Group as of December 31, 2019.